UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-5399

The New America High Income Fund, Inc.

(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Ellen E. Terry, President

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/22 – 6/30/23

Item 1.	Proxy Voting Record.

Avantor, Inc.
Meeting Date: May 11, 2023
Record Date: March 17, 2023
Meeting Type: Annual
Ticker: AVTR
Security ID: 05352A100

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Juan Andres	Management	For	For
1b	Elect Director John Carethers	Management	For	For
1c	Elect Director Lan Kang	Management	For	For
1d	Elect Director Joseph Massaro	Management	For	For
1e	Elect Director Mala Murthy	Management	For	For
1f	Elect Director Jonathan Peacock	Management	For	For
1g	Elect Director Michael Severino	Management	For	For
1h	Elect Director Christi Shaw	Management	For	For
1i	Elect Director Michael Stubblefiel	Management	For	For
1j	Elect Director Gregory Summe	Management	For	For
2	Ratify Deloitte & Touche LLP as Auditor	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

NextEra Energy, Inc.
Meeting Date: May 18, 2023
Record Date: March 22, 2023
Meeting Type: Annual
Ticker: NEE
Security ID: 65339F101

Proposal Number	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Nicole S. Arnaboldi	Management	For	For
1b	Elect Director Sherry S. Barrat	Management	For	For
1c	Elect Director James L. Camaren	Management	For	For
1d	Elect Director Kenneth B. Dunn	Management	For	For
1e	Elect Director Naren K. Gursahaney	Management	For	For
1f	Elect Director Kirk S. Hachigian	Management	For	For
1g	Elect Director John W. Ketchum	Management	For	For
1h	Elect Director Amy B. Lane	Management	For	For
1i	Elect Director David L. Porges	Management	For	For
1j	Elect Director Deborah "Dev" Stahlkopf	Management	For	For
1k	Elect Director John A. Stall	Management	For	For
1l	Elect Director Darryl L. Wilson	Management	For	For
2	Ratify Deloitte & Touche LLP as Auditor	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	Yes
5	Disclose Board Skills and Diversity Matrix	Shareholder	Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	/s/ Ellen E. Terry President and Principal Executive Officer

Date	August 24, 2023

* Print the name and title of each signing officer under his or her signature.